Business Combination (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Global Gaming Acquisition [Member]
Business Acquisition [Line Items]
Schedule of Identified Tangible and Intangible Asset Acquired

Cash	$517,460
Accounts receivable, net	34,134
Prepaids	5,024
Property and equipment, net	2,440
Other assets, net	65,349
Intangible assets	8,590,000
Goodwill	4,940,643
Total assets	$14,155,050

Accounts payable and other liabilities	$(387,484)
Customer deposits	(134,707)
Related party loan	(417,017)
Total liabilities	$(939,208)

Total net assets of Acquirees	$13,215,842

Schedule of Intangible Assets Acquired

Following are details of the purchase price allocated to the intangible assets acquired.

Category	Fair Value

Customer relationships	$410,000
Gaming licensees	4,020,000
Trade names and trademarks	2,540,000
Technology	1,620,000

Total Intangibles	$8,590,000

Global Gaming Enterprises, Inc. [Member]
Business Acquisition [Line Items]
Schedule of Identified Tangible and Intangible Asset Acquired

Cash	$517,460
Accounts receivable, net	34,134
Prepaids	5,024
Property and equipment, net	2,440
Other assets, net	65,350
Intangible assets	8,590,000
Goodwill	4,940,643
Total assets	$14,155,051

Accounts payable and other liabilities	$(387,484)
Customer deposits	(134,707)
Related party loan	(417,017)
Total liabilities	$(939,208)

Total net assets of Acquirees	$13,215,843

Schedule of Intangible Assets Acquired

Following are details of the purchase price allocated to the intangible assets acquired.

Category	Fair Value

Customer relationships	$410,000
Gaming licensees	4,020,000
Trade names and trademarks	2,540,000
Technology	1,620,000

Total Intangibles	$8,590,000

S And Mi Ltd Acquisition [Member]
Business Acquisition [Line Items]
Schedule of Identified Tangible and Intangible Asset Acquired

Cash	$0-
Trade Accounts receivable, net	124,928
Accounts receivable - Other	26,573
VAT (net)	8,079
Prepaid Expenses	16,165
Intangible assets	884,906
Total assets	$1,060,651

Accounts payable and other liabilities	$(151,817)
UK Loan (COVID support)	(23,796)
Director’s Loan *	(558,632)
Total liabilities	$(734,245)

Total net assets of Acquiree	$326,406